Leases	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases	Leases
The Company has long-term leases for facilities and equipment. In the normal course of business, leases are generally renewed or replaced by other leases. Certain leases include escalation clauses.
The following illustrates the components of lease cost for the periods presented:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Operating lease cost	$303,822	$245,415	$234,567
Short-term lease cost	9,571	18,459	9,799
Variable lease cost	37,573	35,539	25,598
Total lease cost	$350,966	$299,413	$269,964
The following summarizes balance sheet information related to operating leases:

	September 30,
(in thousands, except for lease term and discount rate)	2025	2024
Right of use assets
Other assets	$1,548,478	$1,141,622

Lease liabilities
Accrued expenses and other	$253,770	$204,767
Other long-term liabilities	1,416,633	1,029,978
Total lease liabilities	$1,670,403	$1,234,745

Weighted-average remaining lease term	7.55 years	7.34 years
Weighted-average discount rate	4.63%	4.18%
Other cash flow information related to operating leases is as follows:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating lease cash payments	$294,430	$247,862	$229,203

Right-of-use assets obtained in exchange for lease liabilities
New operating leases	$655,991	$305,882	$271,096
Future minimum rental payments under noncancellable operating leases were as follows:

Payments Due by Fiscal Year (in thousands)	As of September 30, 2025
2026	$319,915
2027	295,076
2028	269,676
2029	237,780
2030	190,742
Thereafter	668,804
Total future undiscounted lease payments	1,981,993
Less: Future payments for leases that have not yet commenced [1]	(13,071)
Less: Imputed interest	(298,519)
Total lease liabilities	$1,670,403

[1] The Company has certain leases that it has executed of which it does not control the underlying assets; therefore, liabilities and ROU assets related to these leases were not recorded on the Company’s Consolidated Balance Sheet as of September 30, 2025.